Cover Page Cover Page	Dec. 21, 2020	Dec. 17, 2020
Document Information [Line Items]
Document Period End Date		Dec. 17, 2020
Document Type		8-K
Document Period End Date		Dec. 17, 2020
Entity Registrant Name		HERITAGE FINANCIAL CORP
Entity File Number	000-29480
Entity Incorporation, State or Country Code		WA
Entity Tax Identification Number		91-1857900
Entity Address, Address Line One		201 Fifth Avenue SW,
Entity Address, City or Town		Olympia
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98501
City Area Code		(360)
Local Phone Number		943-1500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, no par value
Trading Symbol		HFWA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001046025
Amendment Flag		false